Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Accounts Receivable, Net [Abstract]
Accounts receivable, gross:	¥ 52,746		¥ 8,885
Less: allowance for doubtful accounts	(491)		(418)
Accounts receivable, net	¥ 52,255	$ 7,600	¥ 8,467